Exceptional items and remeasurements (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of associates [line items]
Operating expense	£ (11,757)	£ (11,827)	[1]	£ (9,987)	[2]
Finance costs	(899)	(1,140)	[1]	(977)	[2]
Impairment charge against investment in Quadgas HoldCo Limited	(213)	0
Share of post-tax results of joint ventures and associates	(40)	63	[1]	59	[2]
Profit before tax	2,708	2,184	[1]	2,329	[2]
Tax expense (income) on exceptional items and remeasurements	884	(374)	[1]	(427)	[2]
Profit after tax from continuing operations	3,592	1,810	[1]	1,902	[2]
Quadgas HoldCo Limited
Disclosure of associates [line items]
Impairment charge against investment in Quadgas HoldCo Limited	(213)
Share of post-tax results of joint ventures and associates	124
Tax expense (income) on exceptional items and remeasurements	(76)
Profit after tax from continuing operations	319
Exceptional items and remeasurements
Disclosure of associates [line items]
Final settlement of LIPA MSA Transition	26
Operating expense	36	(565)	[1]	11	[2]
Finance costs	229	(58)	[1]	(99)	[2]
Remeasurements – net gains on financial instruments	1	0		0
Deferred tax arising on the reduction in US corporation tax rate	5	0		0
Share of post-tax results of joint ventures and associates	(207)	0	[1]	0	[2]
Profit before tax	58	(623)	[1]	(88)	[2]
Deferred tax expense arising from reduction in UK tax rate	0	94		162
Deferred tax expense arising from reduction in US tax rate	1,510	0		0
Tax expense (income) on exceptional items and remeasurements	1,473	292	[1]	177	[2]
Profit after tax from continuing operations	1,531	(331)	[1]	89	[2]
Exceptional items and remeasurements | Quadgas HoldCo Limited
Disclosure of associates [line items]
Impairment charge against investment in Quadgas HoldCo Limited	(213)	0		0
Exceptional items and remeasurements | Commodity contract derivatives
Disclosure of associates [line items]
Remeasurements – commodity contract derivatives	10
Exceptional items
Disclosure of associates [line items]
Environmental charges	0	(526)		0
Gas holder demolition costs	0	(107)		0
Final settlement of LIPA MSA Transition	26	0		0
Operating expense	26	(633)		0
Tax expense (income) on exceptional items and remeasurements	(9)	227		0
Profit after tax from continuing operations	1,319	(312)		162
Remeasurements
Disclosure of associates [line items]
Tax expense (income) on exceptional items and remeasurements	(28)	(29)		15
Profit after tax from continuing operations	212	(19)		(73)
Remeasurements | Commodity contract derivatives
Disclosure of associates [line items]
Remeasurements – commodity contract derivatives	£ 10	£ 68		£ 11

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).